[Chapman and Cutler LLP]

March 9, 2017

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Elkhorn ETF Trust

Ladies and Gentlemen:

On behalf of the Elkhorn ETF Trust (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "Securities Act"), Post-Effective Amendment No. 86 and under the Investment Company Act of 1940, as amended, Amendment No. 88 to the Registrant's registration statement on Form N‑1A (the "Amendment"). The Amendment relates to Elkhorn Lunt SmallCap Low Vol/High Beta Tactical ETF (formerly, Elkhorn Lunt SmallCap Low Vol/High Beta ETF), a series of the Registrant. This Amendment is being filed pursuant to Rule 485(b) of the Securities Act and will become effective on April 7, 2017.

If we may cooperate with you in any way in the processing of this Amendment, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L. Draney

Enclosures